Loans - Schedule Of Loans By Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 27,535,532	[1]	$ 27,658,929	[1]	$ 19,589,520
Allowance for loan losses	180,424		189,555		202,068	$ 210,242
Total net loans	27,355,108		27,469,374
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	130,258		126,638
Commercial | Commercial, financial, and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	16,514,328		16,057,273		12,148,087
Allowance for loan losses	98,947		98,211		89,398	73,637
Commercial | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	4,030,870		4,214,695		2,135,523
Allowance for loan losses	31,311		28,427		33,852	25,159
Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	6,249,516		6,479,242		4,594,179
Allowance for loan losses	26,439		39,823		51,424	80,662
Consumer | Permanent mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	222,448		287,820		352,698
Allowance for loan losses	11,000		13,113		15,222	18,899
Consumer | Credit card & other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	518,370		619,899		359,033
Allowance for loan losses	12,727		9,981		$ 12,172	$ 11,885
Consumer | Restricted And Secured Consumer Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,200		$ 24,200

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.